Supplement dated March 29, 2018
to the Prospectus and Statement of Additional Information (SAI) of the following fund (the Fund):
Fund	Document Dated
Columbia Funds Series Trust II
Columbia Floating Rate Fund	Prospectus: 11/1/2017 SAI: 3/1/2018
Effective immediately, the portfolio manager information under the subsection “Fund Management” in the “Summary of the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Ronald Launsbach, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2012
Steven Staver	Senior Portfolio Manager and Head of Leveraged Debt Group	Co-Portfolio Manager	2008
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the subsection “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Ronald Launsbach, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2012
Steven Staver	Senior Portfolio Manager and Head of Leveraged Debt Group	Co-Portfolio Manager	2008
Mr. Launsbach joined the Investment Manager in 2001. Mr. Launsbach began his investment career in 1994 and earned a M.B.A. from Marshall School of Business at the University of Southern California.
Mr. Staver joined the Investment Manager in 2000. Mr. Staver began his investment career in 1993 and earned a M.B.A. from the University of Southern California Marshall School of Business.
The rest of the section remains the same.
Effective immediately, the information under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund has been superseded and replaced with the following:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**	Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
For Funds with fiscal year ending July 31 – Information is as of July 31, 2017, unless otherwise noted
Floating Rate Fund	Ronald Launsbach	7 other accounts	$2.65 million	None	None	Columbia Management	Columbia Management – Floating Rate
	Steve Staver	2 other accounts	$3.27 million	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP149_07_001_(03/18)